Borrowings - Narrative (Details)				1 Months Ended	3 Months Ended
	Mar. 22, 2023 USD ($) numberOfNotes	Mar. 06, 2023 USD ($)	Mar. 03, 2023 USD ($)	May 03, 2023 USD ($)	Apr. 02, 2023 USD ($)	Jan. 01, 2023 USD ($)
Debt Instrument [Line Items]
Unamortized debt issuance costs					$ 75,000,000	$ 0
Accrued interest					11,000,000
Interest income					10,000,000
Long-term debt, fair value					$ 8,000,000,000
Senior notes
Debt Instrument [Line Items]
Number of series of senior unsecured notes | numberOfNotes	8
Debt instrument, face amount	$ 7,750,000,000
Proceeds from Issuance of debt	7,700,000,000
Unamortized debt issuance costs	$ 75,000,000
Effective interest rate					5.10%
Senior notes | Subsequent Event
Debt Instrument [Line Items]
Number of series of senior unsecured notes | numberOfNotes	8
Debt instrument, face amount	$ 7,750,000,000
Proceeds from Issuance of debt	7,690,000,000
Unamortized debt issuance costs	$ 65,000,000
Revolving Credit Facility | The Revolving Credit Facility
Debt Instrument [Line Items]
Maturity term		5 years
Credit facility		$ 4,000,000,000
Outstanding balance					$ 0
Revolving Credit Facility | The Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Maturity term		5 years
Credit facility		$ 4,000,000,000
Commercial Paper
Debt Instrument [Line Items]
Maturity term			364 days
Credit facility			$ 4,000,000,000
Outstanding balance					$ 0
Commercial Paper | Subsequent Event
Debt Instrument [Line Items]
Credit facility			$ 4,000,000,000
Proceeds from issuance				$ 1,250,000,000